Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 26, 2012
Registrant Name	ING Separate Portfolios Trust
Central Index Key	0001392116
Amendment Flag	false
Document Creation Date	Jul 26, 2012
Document Effective Date	Jul 31, 2012
Prospectus Date	Jul 31, 2012

ING Emerging Markets Corporate Debt Fund
ING Emerging Markets Corporate Debt Fund
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return through a combination of current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees -	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING Emerging Markets Corporate Debt Fund Class P	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		ING Emerging Markets Corporate Debt Fund Class P
Management Fee		0.85%
Distribution and/or Shareholder Services (12b-1) Fee		none
Administrative Services Fee		0.10%
Other Expenses	[1]	0.18%
Total Annual Fund Operating Expenses		1.13%
Waivers and Reimbursements	[2]	(0.98%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.15%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through at least August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is contractually obligated to waive its management fee through at least August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through at least August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Yr	3 Yrs
ING Emerging Markets Corporate Debt Fund Class P	15	155

Expense Example, No Redemption - (USD $)	1 Yr	3 Yrs
ING Emerging Markets Corporate Debt Fund Class P	15	155

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of corporate issuers in emerging market countries. The Fund will provide shareholders with at least 60 days’ prior written notice of any changes in this investment policy. The Fund may invest in all types of foreign and emerging market fixed-income and floating rate debt instruments and will invest primarily in fixed-income and floating rate debt instruments of corporations. The Fund’s holdings may be denominated in U.S. dollars and foreign currencies. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The Fund may also invest in other types of securities including, but not limited to, fixed-income and floating rate debt instruments of non-emerging market foreign issuers. The Fund may concentrate its portfolio investments under certain circumstances. Generally, the Fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in any one industry or group of industries, provided that the Fund may invest between 25% and 35% of its total assets (or such other percentage to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”)) in the securities of any one industry group or group of industries, if at the time of investment, that industry or group of industries represents 20% or more of the Fund’s primary benchmark index. The Fund’s primary benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified Index. As of the date of the Prospectus, the primary benchmark index was concentrated in the banking industry and the Fund is concentrated in the banking industry.

Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. In addition, the Fund may invest in dividend-paying convertible stocks and convertible bonds, and preferred stocks.

Emerging market countries include most countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The Fund may invest in companies of any market capitalization.

The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act.

The Fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”). The Fund normally expects to maintain a weighted average portfolio duration of between 4 and 10 years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( i.e ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging to the U.S. dollar is permitted, but not required.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The Fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

In making investments in emerging market debt, the sub-adviser (“Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser’s opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities.
In managing the Fund, the Sub-Adviser employs a largely bottom-up, active, and value-driven investment approach in analyzing emerging markets companies. The Sub-Adviser allocates the Fund’s assets across countries and selects investments primarily based on corporate fundamentals, financial analysis, and relative value. The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser’s process incorporates global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser’s broad and current knowledge of important investment areas in various emerging market countries.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration    As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification    The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
ING Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Emerging Markets Corporate Debt Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of corporate issuers in emerging market countries. The Fund will provide shareholders with at least 60 days’ prior written notice of any changes in this investment policy. The Fund may invest in all types of foreign and emerging market fixed-income and floating rate debt instruments and will invest primarily in fixed-income and floating rate debt instruments of corporations. The Fund’s holdings may be denominated in U.S. dollars and foreign currencies. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The Fund may also invest in other types of securities including, but not limited to, fixed-income and floating rate debt instruments of non-emerging market foreign issuers. The Fund may concentrate its portfolio investments under certain circumstances. Generally, the Fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in any one industry or group of industries, provided that the Fund may invest between 25% and 35% of its total assets (or such other percentage to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”)) in the securities of any one industry group or group of industries, if at the time of investment, that industry or group of industries represents 20% or more of the Fund’s primary benchmark index. The Fund’s primary benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified Index. As of the date of the Prospectus, the primary benchmark index was concentrated in the banking industry and the Fund is concentrated in the banking industry.

Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. In addition, the Fund may invest in dividend-paying convertible stocks and convertible bonds, and preferred stocks.

Emerging market countries include most countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The Fund may invest in companies of any market capitalization.

The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act.

The Fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”). The Fund normally expects to maintain a weighted average portfolio duration of between 4 and 10 years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( i.e ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging to the U.S. dollar is permitted, but not required.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The Fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

In making investments in emerging market debt, the sub-adviser (“Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser’s opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities.
In managing the Fund, the Sub-Adviser employs a largely bottom-up, active, and value-driven investment approach in analyzing emerging markets companies. The Sub-Adviser allocates the Fund’s assets across countries and selects investments primarily based on corporate fundamentals, financial analysis, and relative value. The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser’s process incorporates global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser’s broad and current knowledge of important investment areas in various emerging market countries.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration    As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification    The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.
ING Emerging Markets Corporate Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%
1 Yr	rr_ExpenseExampleYear01	15
3 Yrs	rr_ExpenseExampleYear03	155
1 Yr	rr_ExpenseExampleNoRedemptionYear01	15
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	155

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through at least August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is contractually obligated to waive its management fee through at least August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through at least August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ING Emerging Markets Hard Currency Debt Fund
ING Emerging Markets Hard Currency Debt Fund
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return through a combination of current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees -	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING Emerging Markets Hard Currency Debt Fund Class P	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		ING Emerging Markets Hard Currency Debt Fund Class P
Management Fee		0.65%
Distribution and/or Shareholder Services (12b-1) Fee		none
Administrative Services Fee		0.10%
Other Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		0.90%
Waivers and Reimbursements	[2]	(0.75%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.15%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through at least August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is contractually obligated to waive its management fee through at least August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through at least August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Yr	3 Yrs
ING Emerging Markets Hard Currency Debt Fund Class P	15	126

Expense Example, No Redemption - (USD $)	1 Yr	3 Yrs
ING Emerging Markets Hard Currency Debt Fund Class P	15	126

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers the obligations of which are guaranteed by Sovereigns (“Quasi-Sovereigns”) of emerging market countries which are denominated in U.S. dollars and foreign hard currencies. The Fund will provide shareholders with at least 60 days’ prior written notice of any changes in this investment policy. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The Fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies.

Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by Sovereigns, Quasi-Sovereigns, and companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies.

Emerging market countries include most countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The Fund may invest in companies of any market capitalization.

The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”). The Fund normally expects to maintain a weighted average portfolio duration of between 4 and 10 years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( i.e ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, and credit default swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies.

The Fund may invest up to 20% of its net assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of hard currencies, including currencies issued by emerging market countries.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The Fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

In making investments, the sub-adviser (“Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser’s opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities.

In managing the Fund, the Sub-Adviser employs a largely top-down, active, and value-driven investment approach in analyzing emerging markets and currencies. The Sub-Adviser allocates the Fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser’s process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser’s broad and current knowledge of important investment areas in various emerging market countries.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification    The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt    These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
ING Emerging Markets Hard Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Emerging Markets Hard Currency Debt Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers the obligations of which are guaranteed by Sovereigns (“Quasi-Sovereigns”) of emerging market countries which are denominated in U.S. dollars and foreign hard currencies. The Fund will provide shareholders with at least 60 days’ prior written notice of any changes in this investment policy. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The Fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies.

Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by Sovereigns, Quasi-Sovereigns, and companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies.

Emerging market countries include most countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The Fund may invest in companies of any market capitalization.

The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”). The Fund normally expects to maintain a weighted average portfolio duration of between 4 and 10 years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( i.e ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, and credit default swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies.

The Fund may invest up to 20% of its net assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of hard currencies, including currencies issued by emerging market countries.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The Fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

In making investments, the sub-adviser (“Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser’s opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities.

In managing the Fund, the Sub-Adviser employs a largely top-down, active, and value-driven investment approach in analyzing emerging markets and currencies. The Sub-Adviser allocates the Fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser’s process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser’s broad and current knowledge of important investment areas in various emerging market countries.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification    The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt    These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.
ING Emerging Markets Hard Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%
1 Yr	rr_ExpenseExampleYear01	15
3 Yrs	rr_ExpenseExampleYear03	126
1 Yr	rr_ExpenseExampleNoRedemptionYear01	15
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	126

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through at least August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is contractually obligated to waive its management fee through at least August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through at least August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ING Emerging Markets Local Currency Debt Fund
ING Emerging Markets Local Currency Debt Fund
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return through a combination of current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees -	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING Emerging Markets Local Currency Debt Fund Class P	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		ING Emerging Markets Local Currency Debt Fund Class P
Management Fee		0.70%
Distribution and/or Shareholder Services (12b-1) Fee		none
Administrative Services Fee		0.10%
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses		1.03%
Waivers and Reimbursements	[2]	(0.88%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.15%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through at least August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is contractually obligated to waive its management fee through at least August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through at least August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Yr	3 Yrs
ING Emerging Markets Local Currency Debt Fund Class P	15	144

Expense Example, No Redemption - (USD $)	1 Yr	3 Yrs
ING Emerging Markets Local Currency Debt Fund Class P	15	144

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of issuers in emerging market countries which are denominated in emerging market currencies; and in derivative instruments that provide investment exposure to such securities. The Fund will provide shareholders with at least 60 days’ prior written notice of any changes in this investment policy. The Fund normally invests primarily in fixed-income and floating rate debt instruments that are issued by governments, governmental agencies, supranational organizations, and corporations.

Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by governments, governmental agencies, supranational organizations, and corporations denominated in U.S. dollars, foreign hard currencies, and emerging market currencies. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies.

Emerging market countries include most countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The Fund may invest in companies of any market capitalization.

The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”). While the Fund expects to maintain a weighted average portfolio duration of between 2 and 6 years, there are no maturity restrictions on the overall portfolio. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( i.e ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies.

Currency hedging into the U.S. dollar is permitted, but not required, and the Fund will be heavily exposed to foreign currencies. The Fund is permitted to take short positions in currencies (including the U.S. dollar). A short position in a currency allows the Fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the Fund may use currency forwards, interest rate swaps, and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the Fund’s restrictions on currency forwards, futures, and swaps.

The Fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of local currencies, including currencies issued by emerging market countries.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The Fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

In making investments, the sub-adviser (“Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser’s opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities.

In managing the Fund, the Sub-Adviser employs a largely top-down, active, and value-driven investment approach in analyzing emerging markets and currencies. The Sub-Adviser allocates the Fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser’s process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser’s broad and current knowledge of important investment areas in various emerging market countries.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification    The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt    These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
ING Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Emerging Markets Local Currency Debt Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of issuers in emerging market countries which are denominated in emerging market currencies; and in derivative instruments that provide investment exposure to such securities. The Fund will provide shareholders with at least 60 days’ prior written notice of any changes in this investment policy. The Fund normally invests primarily in fixed-income and floating rate debt instruments that are issued by governments, governmental agencies, supranational organizations, and corporations.

Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by governments, governmental agencies, supranational organizations, and corporations denominated in U.S. dollars, foreign hard currencies, and emerging market currencies. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies.

Emerging market countries include most countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The Fund may invest in companies of any market capitalization.

The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”). While the Fund expects to maintain a weighted average portfolio duration of between 2 and 6 years, there are no maturity restrictions on the overall portfolio. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( i.e ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies.

Currency hedging into the U.S. dollar is permitted, but not required, and the Fund will be heavily exposed to foreign currencies. The Fund is permitted to take short positions in currencies (including the U.S. dollar). A short position in a currency allows the Fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the Fund may use currency forwards, interest rate swaps, and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the Fund’s restrictions on currency forwards, futures, and swaps.

The Fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of local currencies, including currencies issued by emerging market countries.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The Fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The Fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

In making investments, the sub-adviser (“Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser’s opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities.

In managing the Fund, the Sub-Adviser employs a largely top-down, active, and value-driven investment approach in analyzing emerging markets and currencies. The Sub-Adviser allocates the Fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser’s process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser’s broad and current knowledge of important investment areas in various emerging market countries.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification    The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt    These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified”investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the calendar year ended December 31, 2011, there is no annual performance information included.
ING Emerging Markets Local Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%
1 Yr	rr_ExpenseExampleYear01	15
3 Yrs	rr_ExpenseExampleYear03	144
1 Yr	rr_ExpenseExampleNoRedemptionYear01	15
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	144

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through at least August 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days prior to the end of the then current agreement or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. The adviser is contractually obligated to waive its management fee through at least August 1, 2014. The administrator is contractually obligated to waive its administrative services fee through at least August 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2012